American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF
November 30, 2022

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.8%
Alabama — 2.2%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	104,195
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	53,014
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	224,502
Alabama Public School and College Authority Rev., 4.00%, 11/1/38	150,000	153,366
Alabama Public School and College Authority Rev., 5.00%, 11/1/39	250,000	278,416
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	201,749
		1,015,242
Arizona — 1.5%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	51,907
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,626
Phoenix GO, 5.00%, 7/1/25	85,000	89,986
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	25,962
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	37,053
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	32,631
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	66,554
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	42,599
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	69,994
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	56,179
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	133,099
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	11,433
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	34,064
		667,087
California — 20.1%
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	171,086
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	25,538
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	103,916
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	42,329
California State University Rev., 5.00%, 11/1/26	25,000	26,693
California State University Rev., 5.00%, 11/1/36	200,000	211,313
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	25,900
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	42,634
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	79,939
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	43,518
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	142,931
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	32,944
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	32,743
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	61,657
Fresno Unified School District GO, 4.00%, 8/1/41	200,000	200,343
Los Angeles Community College District GO, 5.00%, 8/1/24	10,000	10,419
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	69,014
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	64,787
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	65,011
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	113,547
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	60,000	59,922
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/39	650,000	668,290
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	38,942
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	221,587
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	10,140

Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	220,151
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	75,915
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	71,263
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	25,985
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	45,092
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	26,521
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	51,900
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	52,270
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	83,062
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	141,668
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	41,111
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	70,711
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	114,064
Los Rios Community College District GO, 3.00%, 8/1/25	15,000	15,147
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	101,701
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	83,767
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	64,901
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	127,286
Peralta Community College District GO, 4.00%, 8/1/39	25,000	24,672
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	49,487
Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	10,439
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	676,320
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	114,592
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	25,454
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	55,064
San Diego Association of Governments Rev., 5.00%, 11/15/26	275,000	292,488
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	47,326
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	32,616
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	32,616
San Diego Community College District GO, 5.00%, 8/1/27	10,000	10,863
San Diego Community College District GO, 5.00%, 8/1/28	40,000	43,431
San Diego Public Facilities Financing Authority Rev., (City of San Diego Water Utility Revenue), 5.00%, 8/1/28	60,000	65,081
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	37,787
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	79,692
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	40,001
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	31,592
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	22,303
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	43,914
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	26,177
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	85,000	91,279
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,142
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	36,604
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	45,583
Santa County Clara GO, 3.50%, 8/1/38	175,000	169,235
Santa County Clara GO, 3.25%, 8/1/39	50,000	45,001
State of California GO, 5.00%, 9/1/26	30,000	32,647
State of California GO, 5.00%, 8/1/27	200,000	212,699
State of California GO, 5.00%, 8/1/28	5,000	5,525
State of California GO, 5.00%, 4/1/30	5,000	5,776
State of California GO, 5.00%, 4/1/30	20,000	22,766
State of California GO, 5.00%, 9/1/31	50,000	54,303
State of California GO, 5.00%, 10/1/31	15,000	17,170
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	277,806
State of California GO, 4.00%, 9/1/33	60,000	62,265
State of California GO, 4.00%, 10/1/34	40,000	42,242

State of California GO, 5.00%, 3/1/35	70,000	79,286
State of California GO, 3.00%, 10/1/35	300,000	275,429
State of California GO, 4.00%, 10/1/35	200,000	209,378
State of California GO, 4.00%, 3/1/36	145,000	150,384
State of California GO, 4.00%, 10/1/36	50,000	52,112
State of California GO, 4.00%, 11/1/36	50,000	51,883
State of California GO, 4.00%, 8/1/37	100,000	102,382
State of California GO, 3.00%, 10/1/37	90,000	80,476
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	25,324
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	141,998
Sweetwater Union High School District GO, 4.00%, 8/1/42	140,000	137,491
University of California Rev., 5.00%, 5/15/29	35,000	37,031
University of California Rev., 5.00%, 5/15/34	50,000	55,433
University of California Rev., 5.00%, 5/15/36	65,000	70,433
University of California Rev., 5.00%, 5/15/38	30,000	32,634
University of California Rev., 5.00%, 5/15/38	30,000	33,491
University of California Rev., 4.00%, 5/15/40	310,000	315,124
University of California Rev., 5.00%, 5/15/40	450,000	467,550
		9,188,455
Colorado — 1.7%
City & County of Denver GO, 5.00%, 8/1/30	325,000	376,472
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	51,091
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	31,300
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	51,945
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	59,497
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	33,700
State of Colorado COP, 5.00%, 12/15/32	50,000	57,140
State of Colorado COP, 4.00%, 12/15/35	50,000	51,433
State of Colorado COP, 4.00%, 12/15/37	40,000	40,752
State of Colorado COP, 4.00%, 12/15/38	30,000	30,349
		783,679
Connecticut — 2.1%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	73,025
State of Connecticut GO, 5.00%, 5/15/24	30,000	31,039
State of Connecticut GO, 5.00%, 4/15/25	25,000	26,353
State of Connecticut GO, 5.00%, 1/15/26	35,000	37,406
State of Connecticut GO, 5.00%, 11/15/31	30,000	31,810
State of Connecticut GO, 3.00%, 1/15/32	20,000	19,321
State of Connecticut GO, 4.00%, 1/15/37	15,000	15,204
State of Connecticut Special Tax Rev., 5.00%, 9/1/29	40,000	43,199
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	26,394
State of Connecticut Special Tax Rev., 5.00%, 5/1/33	25,000	28,765
State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	83,413
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	63,172
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	103,931
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	70,056
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	231,612
University of Connecticut Rev., 4.00%, 4/15/38	95,000	93,506
		978,206
District of Columbia — 4.9%
District of Columbia GO, 5.00%, 6/1/28	35,000	35,429
District of Columbia GO, 5.00%, 10/15/30	100,000	113,498
District of Columbia GO, 5.00%, 6/1/31	120,000	123,884
District of Columbia GO, 5.00%, 6/1/33	60,000	61,844
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	10,610

District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	26,475
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	350,000	369,448
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	367,834
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	110,803
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	213,044
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	26,560
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	93,352
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	488,149
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	215,000	215,717
		2,256,647
Florida — 2.6%
Broward County Airport System Rev., 4.00%, 10/1/42	50,000	48,015
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,298
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	10,222
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	55,933
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	95,483
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	109,847
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,735
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	65,000	65,355
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,197
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	52,083
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	21,543
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	83,128
Orange County School Board COP, 5.00%, 8/1/34	90,000	95,000
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	143,323
Palm Beach County School District COP, 5.00%, 8/1/31	50,000	52,573
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	62,812
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	85,045
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	62,376
School District of Broward County COP, 5.00%, 7/1/32	25,000	28,045
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	57,729
		1,205,742
Georgia — 3.2%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	10,936
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	12,088
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	15,586
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	81,405
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	126,578
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	92,140
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	207,002
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	310,000	332,247
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	42,031
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	236,101
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	22,822
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	253,148
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,329
		1,482,413
Hawaii — 1.1%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	74,149
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	47,336
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	206,993
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	51,506
State of Hawaii GO, 5.00%, 1/1/36	35,000	38,032
State of Hawaii GO, 3.00%, 4/1/36	30,000	27,178
State of Hawaii GO, 4.00%, 5/1/36	10,000	10,197

State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,271
		494,662
Illinois — 3.9%
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,011
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	46,716
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,164
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	26,198
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	26,008
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	94,355
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	99,330
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	35,000	36,475
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	104,122
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	129,819
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	25,000	26,721
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,678
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	22,047
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	28,420
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	33,811
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	139,187
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	77,495
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	106,213
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	94,043
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	10,972
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	159,330
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	135,000	130,287
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,811
State of Illinois GO, 5.00%, 2/1/26	40,000	41,350
State of Illinois GO, 5.00%, 10/1/31	100,000	105,951
State of Illinois GO, 5.00%, 3/1/34	40,000	41,927
State of Illinois GO, 5.00%, 5/1/35	35,000	35,278
State of Illinois GO, 4.00%, 11/1/38	20,000	18,351
State of Illinois GO, 5.50%, 5/1/39	15,000	15,834
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,113
		1,787,017
Indiana — 0.9%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	400,103
Kentucky — 1.2%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	53,040
Louisville and Jefferson County Metropolitan Sewer District Rev., 4.00%, 5/15/36	500,000	501,107
		554,147
Louisiana — 0.3%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	35,000	36,647
State of Louisiana GO, 5.00%, 8/1/27	75,000	80,722
		117,369
Maryland — 2.4%
Montgomery County GO, 5.00%, 11/1/24	35,000	36,594
Prince County George's GO, 5.00%, 7/15/31	100,000	112,030
State of Maryland GO, 5.00%, 3/15/25	25,000	26,353
State of Maryland GO, 5.00%, 8/1/27	500,000	552,387
State of Maryland GO, 5.00%, 3/15/29	25,000	28,424
State of Maryland GO, 5.00%, 8/1/30	15,000	17,443
State of Maryland GO, 5.00%, 3/15/31	25,000	27,435
State of Maryland GO, 3.25%, 3/15/32	25,000	25,142
State of Maryland GO, 5.00%, 8/1/35	35,000	39,855
State of Maryland GO, 5.00%, 6/1/36	150,000	174,452

State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,062
		1,102,177
Massachusetts — 2.5%
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	178,346
Massachusetts GO, 5.00%, 9/1/30	10,000	11,410
Massachusetts GO, 5.00%, 2/1/35	50,000	53,730
Massachusetts GO, 3.00%, 7/1/35	100,000	93,385
Massachusetts GO, 5.00%, 9/1/37	50,000	54,325
Massachusetts GO, 5.00%, 11/1/41	55,000	58,431
Massachusetts GO, 5.00%, 11/1/45	75,000	81,636
Massachusetts GO, 5.00%, 11/1/50	75,000	80,703
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,746
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	11,514
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	40,000	37,269
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	26,897
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	62,832
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	158,609
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	172,194
		1,157,027
Michigan — 1.7%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	50,000	50,260
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	40,000	40,068
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,875
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	31,726
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	10,763
State of Michigan Rev., 5.00%, 3/15/24	220,000	226,517
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	86,221
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	25,000	25,670
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	77,225
University of Michigan Rev., 5.00%, 4/1/26, Prerefunded at 100% of Par(1)	20,000	21,505
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	202,997
		798,827
Minnesota — 0.4%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	32,366
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,893
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	21,475
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	107,327
		188,061
Mississippi — 0.1%
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,574
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	283,361
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	17,099
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	28,105
		328,565
Nebraska — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	33,768
Nevada — 1.1%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	61,122
Clark County School District GO, 5.00%, 6/15/26	15,000	15,983
Clark County School District GO, 5.00%, 6/15/27	125,000	132,782
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	53,404
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	48,434
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	53,694
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	113,921

Truckee Meadows Water Authority Rev., 5.00%, 7/1/34	25,000	26,553
		505,893
New Jersey — 3.6%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	27,475
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,083
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	96,063
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	141,224
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,661
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	53,434
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	25,660
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	100,000	101,213
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	35,819
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	22,230
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,588
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/35	25,000	25,625
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	20,446
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	24,320
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	140,000	142,645
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/42	90,000	91,755
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,348
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,745
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,285
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	27,123
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	37,972
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	26,324
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	110,719
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	52,784
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	16,489
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	21,985
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	10,971
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	25,000	26,955
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	25,584
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	26,852
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	20,387
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	10,828
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	10,769
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	26,418
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	15,952
State of New Jersey GO, 5.00%, 6/1/28	50,000	55,514
State of New Jersey GO, 4.00%, 6/1/30	100,000	105,413
State of New Jersey GO, 4.00%, 6/1/31	25,000	26,497
State of New Jersey GO, 4.00%, 6/1/33	40,000	40,123
State of New Jersey GO, 4.00%, 6/1/34	20,000	20,216
		1,666,494
New Mexico — 0.1%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	52,514
New York — 16.5%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,915
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	27,088
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	64,897
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	21,556
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	169,407
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/42	30,000	31,362
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	59,894

Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	106,561
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	172,571
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	36,953
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	99,098
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	26,177
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	35,043
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	27,438
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,882
Nassau County GO, 5.00%, 10/1/27	80,000	87,857
New York City GO, 5.00%, 8/1/25	165,000	170,979
New York City GO, 5.00%, 8/1/25	200,000	212,137
New York City GO, 5.00%, 8/1/26	25,000	27,025
New York City GO, 5.00%, 8/1/27	50,000	50,708
New York City GO, 5.00%, 8/1/27	100,000	109,832
New York City GO, 5.00%, 8/1/28	10,000	11,059
New York City GO, 5.00%, 8/1/28	60,000	60,217
New York City GO, 5.25%, 10/1/30	50,000	55,165
New York City GO, 5.00%, 8/1/37	105,000	110,760
New York City GO, 5.00%, 12/1/38	30,000	32,147
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	93,296
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	27,428
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/35	25,000	26,973
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	50,035
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	73,330
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	76,460
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,588
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	10,572
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	282,850
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	61,790
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	37,079
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	109,517
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	36,656
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	44,607
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	46,315
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	112,001
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	25,000	25,244
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	65,482
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	200,332
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	27,036
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	99,129
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,265
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	104,472
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	64,557
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	54,008
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/42	25,000	26,449
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	76,197
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	40,907
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	104,124
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	101,384
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	100,019
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	34,077
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	101,245
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	75,000	73,729

New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	40,297
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24, Prerefunded at 100% of Par(1)	30,000	30,924
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	58,964
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	123,405
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	27,208
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	112,822
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,602
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	61,432
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	27,868
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	54,216
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	30,000	30,088
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	218,424
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	65,000	63,247
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	50,000	53,929
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	110,000	118,489
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	16,460
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	156,294
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	105,000	104,964
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,971
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	11,160
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,274
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	16,944
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	463,971
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	44,434
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	100,633
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	10,455
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	52,275
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	9,890
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	13,160
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/23	100,000	102,277
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	21,348
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	65,828
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	88,548
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	56,291
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	102,248
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	212,329
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	52,876
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	104,184
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	35,861
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	42,339
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	26,979
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	25,000	26,571
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	52,621
		7,547,981
North Carolina — 0.6%
Charlotte Water & Sewer System Rev., 5.00%, 7/1/40	25,000	26,068
State of North Carolina GO, 5.00%, 6/1/29	60,000	68,461
State of North Carolina Rev., 5.00%, 3/1/30	10,000	11,256
State of North Carolina Rev., 5.00%, 3/1/33	115,000	128,339
Wake County GO, 5.00%, 3/1/24	35,000	36,059
		270,183
Ohio — 2.8%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	100,961

American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	109,942
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	45,000	44,978
American Municipal Power, Inc. Rev., 4.00%, 2/15/38	50,000	48,936
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	400,000	402,915
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	17,433
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	35,466
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	5,992
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	194,470
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	83,702
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	111,262
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	50,956
State of Ohio GO, 5.00%, 8/1/24	30,000	31,191
State of Ohio Rev., 5.00%, 12/15/23	55,000	56,392
		1,294,596
Oklahoma — 1.0%
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	263,171
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	198,338
		461,509
Oregon — 0.9%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	85,235
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,898
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	184,120
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	30,700
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	68,173
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	36,279
		430,405
Pennsylvania — 2.0%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	28,173
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	30,113
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	189,144
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	100,000	99,466
Pennsylvania GO, 4.00%, 7/1/23	25,000	25,228
Pennsylvania GO, 5.00%, 1/1/24	25,000	25,667
Pennsylvania GO, 5.00%, 9/15/24	100,000	104,319
Pennsylvania GO, 5.00%, 1/1/28	5,000	5,423
Pennsylvania GO, 4.00%, 5/1/33	45,000	47,043
Pennsylvania GO, 3.00%, 9/15/36	80,000	72,530
Pennsylvania GO, 3.00%, 5/1/38	25,000	22,033
Pennsylvania GO, 2.00%, 5/1/39	30,000	21,518
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	33,210
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	30,705
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	25,000	25,849
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	31,007
Philadelphia GO, 4.00%, 8/1/35	20,000	20,088
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	105,898
		917,414
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	25,294
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	30,708
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	51,646
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	70,000	73,284

South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,571
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,977
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	55,160
		275,346
Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	53,490
Texas — 8.0%
Austin GO, 2.95%, 9/1/27	25,000	25,098
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	31,223
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	36,427
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	53,156
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	27,118
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	489,284
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	29,726
Central Texas Turnpike System Rev., 4.00%, 8/15/38	310,000	304,647
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,636
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	82,308
Dallas GO, 5.00%, 2/15/23	60,000	60,302
Dallas GO, 5.00%, 2/15/27	30,000	30,811
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	40,026
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	271,793
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	16,951
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	56,251
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	73,126
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	36,427
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	41,639
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	85,093
Houston GO, 5.00%, 3/1/24	75,000	77,269
Houston GO, 5.00%, 3/1/28	35,000	38,685
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	58,802
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	65,000	66,640
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	34,882
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23(1)	15,000	15,031
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	10,616
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	20,209
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	29,901
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	26,796
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	76,377
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	80,151
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	40,000	42,998
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	50,927
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	61,908
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	52,156
State of Texas GO, 5.00%, 10/1/28	40,000	42,524
State of Texas GO, 5.00%, 10/1/30	55,000	60,666
State of Texas GO, 5.00%, 10/1/33	100,000	109,667
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,161
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	47,914
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	107,223
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	410,130
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	65,000	70,849
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	78,649
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	27,500
University of Texas System Rev., 5.00%, 8/15/30	50,000	58,066
		3,649,739

Utah — 0.8%
State of Utah GO, 5.00%, 7/1/28	125,000	140,339
State of Utah GO, 5.00%, 7/1/29	40,000	45,280
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	31,823
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	116,405
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	46,372
		380,219
Virginia — 2.3%
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	26,765
University of Virginia Rev., 5.00%, 4/1/38	25,000	26,899
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	83,095
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	76,330
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	40,682
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	74,440
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	51,724
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	26,342
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	54,284
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	66,324
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	11,028
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	55,013
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	110,246
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	360,000	360,027
		1,063,199
Washington — 4.3%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	53,329
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxe), 5.00%, 11/1/36	50,000	56,576
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Taxe), 5.00%, 11/1/26	50,000	54,318
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	35,506
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	26,479
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,899
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	71,374
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	21,952
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	27,867
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,520
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	52,741
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	25,000	26,332
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	55,990
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	74,196
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	520,000	521,933
King County Sewer Rev., 4.00%, 7/1/31	25,000	25,905
State of Washington GO, 4.00%, 7/1/26	50,000	51,083
State of Washington GO, 5.00%, 8/1/28	50,000	54,014
State of Washington GO, 5.00%, 7/1/29	250,000	266,913
State of Washington GO, 5.00%, 8/1/31	25,000	27,401
State of Washington GO, 5.00%, 8/1/32	40,000	42,258
State of Washington GO, 5.00%, 8/1/32	255,000	278,901
State of Washington GO, 5.00%, 2/1/40	40,000	43,877
State of Washington GO, 5.00%, 2/1/41	25,000	27,319
University of Washington Rev., 4.00%, 6/1/37	10,000	10,039
		1,947,722
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	75,128
Wisconsin — 0.2%
WPPI Energy Rev., 5.00%, 7/1/37	75,000	75,620
TOTAL MUNICIPAL SECURITIES (Cost $47,635,288)		45,259,514

SHORT-TERM INVESTMENTS†
Money Market Funds†
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $19,168)	19,168	19,168
TOTAL INVESTMENT SECURITIES—98.8% (Cost $47,654,456)		45,278,682
OTHER ASSETS AND LIABILITIES — 1.2%		531,570
TOTAL NET ASSETS — 100.0%		$45,810,252

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
†Category is less than 0.05% of total net assets.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$45,259,514	—
Short-Term Investments	$19,168	—	—
	$19,168	$45,259,514	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.